DEBT (Tables)	12 Months Ended
Dec. 31, 2022
Long-term Debt and Capital Lease Obligations

Long-term debt obligations are summarized as follows on December 31, 2022 and December 25, 2021 (amounts in thousands):

	2022	2021
Series 2020 Senior Notes E, due on August 10, 2032, interest payable semi-annually at 3.04%	$50,000	$50,000
Series 2020 Senior Notes F, due on August 10, 2033, interest payable semi-annually at 3.08%	50,000	50,000
Series 2020 Senior Notes G, due on August 10, 2035, interest payable semi-annually at 3.15%	50,000	50,000
Series 2018 Senior Notes C, due on June 14, 2028, interest payable semi-annually at 4.20%	40,000	40,000
Series 2018 Senior Notes D, due on June 14, 2030, interest payable semi-annually at 4.27%	35,000	35,000
Series 2012 Senior Notes Tranche A, due on December 17, 2022, interest payable semi-annually at 3.89%	—	35,000
Series 2012 Senior Notes Tranche B, due on December 17, 2024, interest payable semi-annually at 3.98%	40,000	40,000
Foreign subsidiary borrowings under revolving credit facility, due on December 6, 2027, interest payable monthly at a floating rate (4.13% on December 31, 2022 and 1.06% on December 25, 2021)	5,465	7,818
Series 1999 Industrial Development Revenue Bonds, due on August 1, 2029, interest payable monthly at a floating rate (1.04% on December 31, 2022 and 0.14% on December 25, 2021)	3,300	3,300
Series 2002 Industrial Development Revenue Bonds, due on December 1, 2022, interest payable monthly at a floating rate (N/A on December 31, 2022 and 0.18% on December 25, 2021)	—	3,700
Finance leases and foreign affiliate debt	4,565	5,544
	278,330	320,362
Less current portion	(2,942)	(42,683)
Less debt issuance costs	(234)	(112)
Long-term portion	$275,154	$277,567

Principal Maturities of Long-term Debt and Capital Lease Obligations

On December 31, 2022, the principal maturities of long-term debt and finance lease obligations are as follows (in thousands):

2023	$2,942
2024	40,817
2025	132
2026	136
2027	5,614
Thereafter	228,689
Total	$278,330